STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS - Schedule of Statutory Capital And Surplus, and Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
American Equity Investment Life Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 2,761	$ 3,214
Statutory net income (loss)	12	(747)
American National Insurance Company
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	2,418	2,264
Statutory net income (loss)	71	(243)	$ (362)
Freestone Re Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	2,634	1,345
Statutory net income (loss)	1,069	625	150
Other remaining ANGI insurance entities
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	482	2,045
NER Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	106	135
Statutory net income (loss)	(26)	48	(2)
BAC Canada
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	525	460
Statutory net income (loss)	51	48	15
Other remaining life and annuity insurance entities of Brookfield Wealth Solutions
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	87	85
Argo Re Ltd.
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	256	1,514
Statutory net income (loss)	56	$ (117)	$ (177)
AIC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	1,445
Statutory net income (loss)	91
CIC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	1,119
Statutory net income (loss)	60
ANPAC
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	766
Statutory net income (loss)	24
Other P&C insurance entities
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 166